Taxation - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset for right of use assets	€ 178	€ 195	€ 205
Deferred taxes for lease liabilities	197	217	231
Change through net result	251	1,059	(3,122)
Changes in cash flow hedge reserve	(138)	(251)	875
Deferred tax liability (asset)	(208)	(362)	€ (1,227)
Change through equity	€ (103)	€ (209)
Effective tax rate	28.10%	27.50%	29.60%
Poland
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Decrease in unused tax losses carried forward	€ 124
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change through net result	(9)	€ 90
Deferred tax liability (asset)	(208)	(154)	€ (251)
Change through equity	(41)	13
Loans and advances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change through net result	(49)	(140)
Deferred tax liability (asset)	427	475	612
Change through equity		8
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change through net result
Changes in cash flow hedge reserve	(138)
Deferred tax liability (asset)	363	502	752
Change through equity	(138)	(251)
Financial assets and liabilities at FVPL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change through net result	441	1,264
Deferred tax liability (asset)	(1,008)	(1,461)	€ (2,739)
Change through equity